VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—15.1%
U.S. Treasury Bonds
2.500%, 2/15/46	$ 1,115	$ 1,232
3.000%, 8/15/48	3,760	4,601
2.000%, 2/15/50	975	990
1.375%, 8/15/50	1,595	1,397
1.625%, 11/15/50	455	424
1.875%, 2/15/51	2,465	2,439
2.000%, 8/15/51	165	168
U.S. Treasury Notes
1.500%, 2/15/30	1,515	1,523
0.875%, 11/15/30	820	780
1.625%, 5/15/31	2,235	2,263
Total U.S. Government Securities (Identified Cost $14,758)		15,817

Municipal Bonds—1.4%
California—0.3%
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	250	251
Idaho—0.2%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable 5.020%, 3/1/48	170	220
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	30	32
Texas—0.6%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	255	252
State of Texas, General Obligation Taxable 3.211%, 4/1/44	80	84
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	205	198
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	80	96
		630

Virginia—0.3%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	285	304
Total Municipal Bonds (Identified Cost $1,372)		1,437

Foreign Government Securities—1.4%
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(1)	200	230
Kingdom of Saudi Arabia 144A 3.250%, 10/22/30(2)	200	215
Oman Government International Bond 144A 7.375%, 10/28/32(2)	205	239
	Par Value	Value

Foreign Government Securities—continued
Republic of Turkey 5.875%, 6/26/31	$ 410	$ 364
State of Qatar 144A 4.400%, 4/16/50(2)	200	249
United Mexican States 2.659%, 5/24/31	225	219
Total Foreign Government Securities (Identified Cost $1,570)		1,516

Mortgage-Backed Securities—24.6%
Agency—0.5%
Federal National Mortgage Association
Pool #323702 6.000%, 5/1/29	8	9
Pool #535371 6.500%, 5/1/30	—(3)	—(3)
Pool #590108 7.000%, 7/1/31	3	4
Pool #880117 5.500%, 4/1/36	22	25
Pool #938574 5.500%, 9/1/36	54	61
Pool #909092 6.000%, 9/1/37	10	12
Pool #909220 6.000%, 8/1/38	111	128
Pool #986067 6.000%, 8/1/38	2	2
Pool #AA7001 5.000%, 6/1/39	223	253
Government National Mortgage Association I Pool #443000 6.500%, 9/15/28	10	11
		505

Non-Agency—24.1%
ACRES Commercial Realty Corp. 2020-RSO8, A (SOFR30A + 1.264%, Cap N/A, Floor 1.150%) 144A 1.314%, 3/15/35(2)(4)	2	2
Ajax Mortgage Loan Trust
2021-A, A1 144A 1.065%, 9/25/65(2)(4)	242	238
2019-D, A1 144A 2.956%, 9/25/65(2)(4)	199	200
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(2)	530	557
2015-SFR1, A 144A 3.467%, 4/17/52(2)	197	206
2015-SFR2, C 144A 4.691%, 10/17/52(2)	125	134
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(2)	110	110
2020-SFR1, B 144A 2.120%, 4/17/37(2)	255	253
2020-SFR2, C 144A 2.533%, 7/17/37(2)	100	100
2020-SFR2, D 144A 3.282%, 7/17/37(2)	250	253
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2021-SFR2, C 144A 1.877%, 8/17/38(2)	$ 100	$ 98
Angel Oak Mortgage Trust I LLC 2019-2, A1 144A 3.628%, 3/25/49(2)(4)	38	39
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(2)(4)	253	252
Arroyo Mortgage Trust
2021-1R, A1 144A 1.175%, 10/25/48(2)(4)	132	131
2019-1, A1 144A 3.805%, 1/25/49(2)(4)	62	62
2019-2, A1 144A 3.347%, 4/25/49(2)(4)	55	55
Banc of America Funding Trust
2004-B, 2A1 2.505%, 11/20/34(4)	15	16
2005-1, 1A1 5.500%, 2/25/35	29	29
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(2)	160	163
2017-SPL5, B1 144A 4.000%, 6/28/57(2)(4)	100	102
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(2)(4)	100	102
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%, Cap N/A, Floor 0.722%) 144A 0.832%, 3/15/37(2)(4)	225	222
BPR Trust 2021-KEN, A (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.360%, 2/15/29(2)(4)	340	340
BX Commercial Mortgage Trust 2019-XL, C (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.360%, 10/15/36(2)(4)	144	144
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(2)(4)	245	252
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(2)	502	493
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(2)	189	187
CHL Mortgage Pass-Through Trust 2004-6, 1A2 2.072%, 5/25/34(4)	61	61
CIM Trust 2021-NR4, A1 144A 2.816%, 10/25/61(2)(4)(5)	131	131
Citigroup Commercial Mortgage Trust 2015-GC27, A4 2.878%, 2/10/48	225	230
Citigroup Mortgage Loan Trust, Inc. 2019-IMC1, A1 144A 2.720%, 7/25/49(2)(4)	47	48
COLT Mortgage Loan Trust Funding LLC 2020-1, A1 144A 2.488%, 2/25/50(2)(4)	21	21
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(2)(4)	73	73
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(2)(4)	171	169
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(2)	210	210
	Par Value	Value

Non-Agency—continued
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(2)(4)	$ 165	$ 162
Corevest American Finance Trust 2020-1, A1 144A 1.832%, 3/15/50(2)	224	224
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(2)	220	224
2018-2, A 144A 4.026%, 11/15/52(2)	76	79
2020-4, A 144A 1.174%, 12/15/52(2)	305	296
2020-3, A 144A 1.358%, 8/15/53(2)	273	265
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 1.090%, 5/15/36(2)(4)	370	370
Credit Suisse Mortgage Capital Trust
2020-RPL4, A1 144A 2.000%, 1/25/60(2)(4)	255	256
2021-NQM1, A1 144A 0.809%, 5/25/65(2)(4)	125	124
2020-NQM1, A1 144A 1.208%, 5/25/65(2)(4)	64	64
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(2)(4)	35	35
2021-2, A3 144A 1.291%, 6/25/66(2)(4)	256	251
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(2)	100	99
2020-SFR2, B 144A 1.567%, 10/19/37(2)	425	415
2021-SFR1, D 144A 2.189%, 8/17/38(2)	335	328
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(2)(4)	61	61
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(2)(4)	13	13
2018-1, A23 144A 3.500%, 11/25/57(2)(4)	11	11
2019-H1, A1 144A 2.657%, 10/25/59(2)(4)	2	2
2020-H1, A1 144A 2.310%, 1/25/60(2)(4)	45	45
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(2)(4)	23	23
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 0.910%, 2/15/38(2)(4)	395	395
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(4)	245	259
GS Mortgage-Backed Securities Trust 2020-NQM1, A3 144A 2.352%, 9/27/60(2)(4)	174	175
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(2)	183	176
Homeward Opportunities Fund I Trust 2018-2, A1 144A 3.985%, 11/25/58(2)(4)	95	96

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	$ 38	$ 39
JPMorgan Chase Mortgage Trust
2016-SH1, M2 144A 3.750%, 4/25/45(2)(4)	116	117
2016-SH2, M2 144A 3.750%, 12/25/45(2)(4)	222	225
2017-1, A2 144A 3.469%, 1/25/47(2)(4)	67	68
2017-3, 2A2 144A 2.500%, 8/25/47(2)(4)	37	36
2017-5, A1 144A 3.063%, 10/26/48(2)(4)	67	69
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%) 144A 1.110%, 12/15/37(2)(4)	143	141
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 0.910%, 5/15/36(2)(4)	215	215
LHOME Mortgage Trust
2021-RTL2, A1 144A 2.090%, 6/25/26(2)(4)	110	110
2021-RTL1, A1 144A 2.090%, 9/25/26(2)(4)	270	269
MetLife Securitization Trust
2017-1A, M1 144A 3.480%, 4/25/55(2)(4)	305	313
2019-1A, A1A 144A 3.750%, 4/25/58(2)(4)	174	178
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(2)(4)	175	180
2019-1, M2 144A 3.500%, 10/25/69(2)(4)	155	162
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	360	375
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	310	320
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(2)(4)	71	75
2015-2A, A1 144A 3.750%, 8/25/55(2)(4)	51	54
2016-1A, A1 144A 3.750%, 3/25/56(2)(4)	43	44
2016-3A, B1 144A 4.000%, 9/25/56(2)(4)	217	228
2016-4A, B1A 144A 4.500%, 11/25/56(2)(4)	230	246
2017-2A, A3 144A 4.000%, 3/25/57(2)(4)	99	104
2018-2A, A1 144A 4.500%, 2/25/58(2)(4)	155	162
2021-NQ2R, A1 144A 0.941%, 10/25/58(2)(4)	134	133
2019-NQM4, A1 144A 2.492%, 9/25/59(2)(4)	71	71
2020-1A, A1B 144A 3.500%, 10/25/59(2)(4)	284	294
	Par Value	Value

Non-Agency—continued
2018-1A, A1A 144A 4.000%, 12/25/57(2)(4)	$ 133	$ 140
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 1.152%, 5/25/55(2)(4)	155	154
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(2)(4)	196	193
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(2)(4)	32	32
2021-NQM3, A2 144A 1.260%, 7/25/61(2)(4)	253	250
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(2)(4)	316	315
2021-2, A1 144A 2.115%, 3/25/26(2)(4)	433	430
2021-3, A1 144A 1.867%, 4/25/26(2)(4)	194	193
2021-9, A1 144A 2.363%, 10/25/26(2)(4)	153	152
2021-RPL1, A1 144A 1.319%, 7/25/51(2)(4)	88	87
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(2)(4)	208	207
Progress Residential Trust
2019-SFR2, A 144A 3.147%, 5/17/36(2)	332	334
2019-SFR3, B 144A 2.571%, 9/17/36(2)	235	235
2021-SFR2, D 144A 2.197%, 4/19/38(2)	280	274
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(2)(4)	114	114
Provident Funding Mortgage Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 1.252%, 2/25/55(2)(4)	185	184
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(2)(4)	174	176
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(2)(4)	227	225
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(2)(4)	65	65
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(2)(4)	275	272
Sequoia Mortgage Trust 2013-8, B1 3.500%, 6/25/43(4)	34	34
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(2)(4)	114	114
2021-1, A3 144A 1.560%, 7/25/61(2)(4)	242	239
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(2)(4)	90	89
Towd Point Mortgage Trust
2016-3, M1 144A 3.500%, 4/25/56(2)(4)	525	538
2016-4, B1 144A 3.820%, 7/25/56(2)(4)	310	327

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2017-4, A2 144A 3.000%, 6/25/57(2)(4)	$ 335	$ 344
2019-1, A1 144A 3.678%, 3/25/58(2)(4)	169	175
2018-6, A2 144A 3.750%, 3/25/58(2)(4)	600	628
2019-2, A2 144A 3.750%, 12/25/58(2)(4)	190	199
2019-4, A2 144A 3.250%, 10/25/59(2)(4)	240	250
2020-MH1, A2 144A 2.500%, 2/25/60(2)(4)	405	403
2015-2, 1M1 144A 3.250%, 11/25/60(2)(4)	165	167
2021-1, A2 144A 2.750%, 11/25/61(2)(4)	215	221
2017-1, M1 144A 3.750%, 10/25/56(2)(4)	100	104
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(2)	190	194
2020-SFR2, D 144A 2.281%, 11/17/39(2)	310	300
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(2)	200	201
VCAT LLC
2021-NPL1, A2 144A 4.826%, 12/26/50(2)(4)	220	218
2021-NPL2, A1 144A 2.115%, 3/27/51(2)(4)	174	174
2021-NPL3, A1 144A 1.743%, 5/25/51(2)(4)	160	158
2021-NPL4, A1 144A 1.868%, 8/25/51(2)(4)	297	293
2021-NPL5, A1 144A 1.868%, 8/25/51(2)(4)	107	105
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(2)(4)	77	76
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(2)(4)	227	226
Verus Securitization Trust
2019-INV2, A1 144A 2.913%, 7/25/59(2)(4)	108	108
2019-4, M1 144A 3.207%, 11/25/59(2)(4)	100	101
2021-R3, A1 144A 1.020%, 4/25/64(2)(4)	252	251
2021-7, A1 144A 1.829%, 10/25/66(2)(4)	266	265
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(2)	148	147
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	100	104
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(2)(4)	99	101
	Par Value	Value

Non-Agency—continued
ZH Trust 2021-1, A 144A 2.253%, 2/18/27(2)(5)	$ 100	$ 99
		25,344

Total Mortgage-Backed Securities (Identified Cost $25,869)		25,849

Asset-Backed Securities—10.9%
Automobiles—5.4%
American Credit Acceptance Receivables Trust
2019-2, C 144A 3.170%, 6/12/25(2)	58	58
2021-2, C 144A 0.970%, 7/13/27(2)	330	328
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	215	215
Avis Budget Rental Car Funding LLC (AESOP) 2019-3A, A 144A 2.360%, 3/20/26(2)	270	276
Carvana Auto Receivables Trust
2019-1A, D 144A 3.880%, 10/15/24(2)	225	229
2019-3A, D 144A 3.040%, 4/15/25(2)	240	245
2021-N3, D 1.580%, 6/12/28	220	217
CPS Auto Receivables Trust 2019-D, E 144A 3.860%, 10/15/25(2)	265	272
Credit Acceptance Auto Loan Trust 2020-3A, B 144A 1.770%, 12/17/29(2)	265	266
Drive Auto Receivables Trust 2019-4, C 2.510%, 11/17/25	188	189
Exeter Automobile Receivables Trust
2019-2A, C 144A 3.300%, 3/15/24(2)	71	71
2019-4A, C 144A 2.440%, 9/16/24(2)	214	215
First Investors Auto Owner Trust 2021-1A, C 144A 1.170%, 3/15/27(2)	300	297
Flagship Credit Auto Trust
2019-2, C 144A 3.090%, 5/15/25(2)	260	265
2020-3, C 144A 1.730%, 9/15/26(2)	260	261
2021-1, C 144A 0.910%, 3/15/27(2)	340	334
GLS Auto Receivables Issuer Trust
2019-2A, B 144A 3.320%, 3/15/24(2)	115	116
2019-4A, C 144A 3.060%, 8/15/25(2)	260	265
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(2)	230	233
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(2)	254	254
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(2)	145	145
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(2)	227	229

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
United Auto Credit Securitization Trust
2019-1, D 144A 3.470%, 8/12/24(2)	$ 48	$ 49
2021-1, C 144A 0.840%, 6/10/26(2)	335	334
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(2)	270	271
		5,634

Credit Card—0.6%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(2)	280	276
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(2)(5)	111	111
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(2)	280	276
		663

Other—4.8%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(2)	45	46
2019-A, A 144A 3.140%, 7/16/40(2)	157	159
2019-A, C 144A 4.010%, 7/16/40(2)	265	271
2020-AA, B 144A 2.790%, 7/17/46(2)	270	274
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(2)	257	262
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(2)	141	142
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(2)	165	164
CCG Receivables Trust 2021-1, C 144A 0.840%, 6/14/27(2)	285	279
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(2)	30	30
2021-1A, A 144A 1.510%, 11/21/33(2)	154	153
Foundation Finance Trust
2019-1A, A 144A 3.860%, 11/15/34(2)	72	74
2021-1A, A 144A 1.270%, 5/15/41(2)	214	210
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(2)	195	205
Lendmark Funding Trust 2019-1A, A 144A 3.000%, 12/20/27(2)	270	273
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(2)	269	267
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(2)	120	120
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(2)	98	99
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(2)	260	256
	Par Value	Value

Other—continued
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(2)	$ 224	$ 223
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(2)	200	202
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(2)	53	53
Octane Receivables Trust
2019-1A, A 144A 3.160%, 9/20/23(2)	23	23
2020-1A, A 144A 1.710%, 2/20/25(2)	136	137
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(2)	50	50
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(2)	270	268
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(2)	112	113
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(2)	335	333
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(2)	164	169
Upstart Securitization Trust 2021-1, A 144A 0.870%, 3/20/31(2)	144	144
		4,999

Student Loan—0.1%
Commonbond Student Loan Trust 2019-AGS, A1 144A 2.540%, 1/25/47(2)	111	113
Total Asset-Backed Securities (Identified Cost $11,410)		11,409

Corporate Bonds and Notes—32.6%
Communication Services—1.7%
Cable Onda S.A. 144A 4.500%, 1/30/30(2)	200	205
CCO Holdings LLC 144A 4.750%, 3/1/30(2)	110	114
CommScope, Inc.
144A 7.125%, 7/1/28(2)	55	54
144A 4.750%, 9/1/29(2)	130	129
Directv Financing LLC 144A 5.875%, 8/15/27(2)	155	159
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(2)	225	223
ROBLOX Corp. 144A 3.875%, 5/1/30(2)	30	31
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(2)	163	170
T-Mobile USA, Inc. 3.875%, 4/15/30	300	328
TripAdvisor, Inc. 144A 7.000%, 7/15/25(2)	160	169
Twitter, Inc. 144A 3.875%, 12/15/27(2)	85	89
Verizon Communications, Inc. 2.550%, 3/21/31	156	157
		1,828

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—2.1%
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(2)	$ 200	$ 205
Aramark Services, Inc. 144A 6.375%, 5/1/25(2)	100	104
Carriage Services, Inc. 144A 4.250%, 5/15/29(2)	75	75
Ford Motor Co.
3.250%, 2/12/32	71	73
4.750%, 1/15/43	100	110
Gap, Inc. (The) 144A 3.875%, 10/1/31(2)	120	118
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(2)	100	103
International Game Technology plc 144A 4.125%, 4/15/26(2)	220	227
M/I Homes, Inc. 4.950%, 2/1/28	190	198
Marriott International, Inc. Series HH 2.850%, 4/15/31	30	30
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	165	167
PulteGroup, Inc. 6.375%, 5/15/33	290	377
Scientific Games International, Inc.
144A 5.000%, 10/15/25(2)	130	134
144A 8.250%, 3/15/26(2)	70	74
144A 7.000%, 5/15/28(2)	35	37
Tenneco, Inc. 144A 5.125%, 4/15/29(2)	205	200
		2,232

Consumer Staples—0.7%
Albertsons Cos., Inc. 144A 3.500%, 3/15/29(2)	20	20
Bacardi Ltd. 144A 4.700%, 5/15/28(2)	170	192
BAT Capital Corp. 4.906%, 4/2/30	240	270
Vector Group Ltd. 144A 5.750%, 2/1/29(2)	225	219
		701

Energy—4.3%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(2)	180	183
Boardwalk Pipelines LP 4.950%, 12/15/24	185	200
Cheniere Energy, Inc. 4.625%, 10/15/28	185	197
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(2)	170	179
CrownRock LP
144A 5.625%, 10/15/25(2)	115	118
144A 5.000%, 5/1/29(2)	120	124
DT Midstream, Inc. 144A 4.125%, 6/15/29(2)	160	164
Energy Transfer LP Series H 6.500% (6)	220	224
EQM Midstream Partners LP
144A 6.000%, 7/1/25(2)	25	27
	Par Value	Value

Energy—continued
144A 6.500%, 7/1/27(2)	$ 30	$ 34
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)	290	291
HollyFrontier Corp. 5.875%, 4/1/26	210	235
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	175	256
Lundin Energy Finance B.V. 144A 2.000%, 7/15/26(2)	285	283
Occidental Petroleum Corp.
5.500%, 12/1/25	5	5
6.125%, 1/1/31	135	164
Parsley Energy LLC 144A 4.125%, 2/15/28(2)	100	101
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	150	152
Pertamina Persero PT 144A 6.450%, 5/30/44(2)	300	392
Petroleos Mexicanos
6.500%, 3/13/27	155	165
7.690%, 1/23/50	190	183
Petronas Capital Ltd. 144A 3.500%, 4/21/30(2)	200	216
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	80	88
Southwestern Energy Co. 5.375%, 2/1/29	85	90
Targa Resources Partners LP 5.875%, 4/15/26	185	193
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(2)	33	32
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(2)	120	124
144A 3.875%, 11/1/33(2)	110	116
		4,536

Financials—10.9%
Allstate Corp. (The) Series B 5.750%, 8/15/53	200	208
Ally Financial, Inc. Series B 4.700% (6)	249	258
Ares Finance Co. LLC 144A 4.000%, 10/8/24(2)	270	282
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	265	273
Banco Mercantil del Norte S.A. 144A 6.625% (2)(6)	235	234
Bank of America Corp.
2.687%, 4/22/32	800	812
2.482%, 9/21/36	285	276
(3 month LIBOR + 0.770%) 0.910%, 2/5/26(4)	225	228
Bank of New York Mellon Corp. (The) Series G 4.700% (6)	240	256
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(2)	200	205
Blackstone Private Credit Fund 144A 2.625%, 12/15/26(2)	174	170
Blue Owl Finance LLC 144A 3.125%, 6/10/31(2)	275	269

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
Brighthouse Financial, Inc. 5.625%, 5/15/30	$ 278	$ 332
Brookfield Finance, Inc. 2.724%, 4/15/31	445	449
Capital One Financial Corp. 2.359%, 7/29/32	222	210
Charles Schwab Corp. (The) Series H 4.000% (6)	275	278
Citadel LP 144A 4.875%, 1/15/27(2)	190	202
Citigroup, Inc. (3 month LIBOR + 1.250%) 1.464%, 7/1/26(4)	325	333
Coinbase Global, Inc. 144A 3.625%, 10/1/31(2)	225	207
Discover Bank 4.682%, 8/9/28	500	523
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(2)	280	285
Icahn Enterprises LP 6.250%, 5/15/26	225	234
Jefferies Group LLC 2.625%, 10/15/31	350	344
JPMorgan Chase & Co. 1.953%, 2/4/32	495	477
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(2)	150	151
Liberty Mutual Group, Inc.
144A 4.569%, 2/1/29(2)	265	304
144A 4.125%, 12/15/51(2)	225	224
MetLife, Inc. Series G 3.850% (6)	280	286
Morgan Stanley
3.125%, 7/27/26	250	265
6.375%, 7/24/42	215	326
Navient Corp. 5.500%, 3/15/29	20	20
OneMain Finance Corp.
6.875%, 3/15/25	110	122
7.125%, 3/15/26	40	46
Prudential Financial, Inc.
5.875%, 9/15/42	85	87
5.625%, 6/15/43	270	281
Santander Holdings USA, Inc. 4.400%, 7/13/27	245	269
Synovus Financial Corp. 5.900%, 2/7/29	90	96
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	330	341
Wells Fargo & Co.
2.393%, 6/2/28	540	549
Series BB 3.900%(6)	420	432
Zions Bancorp NA 3.250%, 10/29/29	250	258
		11,402

Health Care—2.1%
Avantor Funding, Inc. 144A 3.875%, 11/1/29(2)	45	45
Bausch Health Cos., Inc. 144A 5.750%, 8/15/27(2)	70	73
	Par Value	Value

Health Care—continued
Baxter International, Inc. 144A 2.539%, 2/1/32(2)	$ 310	$ 313
DaVita, Inc. 144A 4.625%, 6/1/30(2)	220	225
HCA, Inc. 5.250%, 6/15/49	140	180
Illumina, Inc. 2.550%, 3/23/31	138	138
Legacy LifePoint Health LLC 144A 4.375%, 2/15/27(2)	75	76
Molina Healthcare, Inc. 144A 3.875%, 5/15/32(2)	210	211
Mozart Debt Merger Sub, Inc. 144A 3.875%, 4/1/29(2)	60	60
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(2)	65	66
Prime Healthcare Services, Inc. 144A 7.250%, 11/1/25(2)	15	16
Tenet Healthcare Corp. 144A 7.500%, 4/1/25(2)	25	26
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	170	160
Universal Health Services, Inc. 144A 2.650%, 1/15/32(2)	185	182
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	197	212
Viatris, Inc.
2.300%, 6/22/27	186	187
144A 2.300%, 6/22/27(2)	1	1
		2,171

Industrials—2.8%
American Airlines, Inc. 144A 5.750%, 4/20/29(2)	60	64
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(2)	280	290
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)	200	205
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(2)	215	230
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(2)	215	214
Boeing Co. (The) 5.930%, 5/1/60	179	248
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(2)	235	234
GFL Environmental, Inc. 144A 4.000%, 8/1/28(2)	165	162
Huntington Ingalls Industries, Inc. 144A 2.043%, 8/16/28(2)	289	283
Kazakhstan Temir Zholy Finance B.V. 144A 6.950%, 7/10/42(2)	215	286
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(2)	215	223
Standard Industries, Inc. 144A 4.375%, 7/15/30(2)	50	51
TransDigm, Inc. 5.500%, 11/15/27	95	98
United Airlines, Inc. 144A 4.625%, 4/15/29(2)	160	165

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Industrials—continued
Vertiv Group Corp. 144A 4.125%, 11/15/28(2)	$ 215	$ 217
		2,970

Information Technology—3.0%
Broadcom, Inc.
4.150%, 11/15/30	242	268
144A 3.187%, 11/15/36(2)	13	13
CDW LLC 3.569%, 12/1/31	232	241
Citrix Systems, Inc. 3.300%, 3/1/30	365	370
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(2)	20	21
144A 6.500%, 10/15/28(2)	35	37
Dell International LLC 8.100%, 7/15/36	52	79
Flex Ltd. 3.750%, 2/1/26	191	204
HP, Inc. 3.400%, 6/17/30	320	339
Kyndryl Holdings, Inc. 144A 2.700%, 10/15/28(2)	163	158
Leidos, Inc. 2.300%, 2/15/31	295	284
Motorola Solutions, Inc. 4.600%, 5/23/29	85	97
NCR Corp. 144A 5.125%, 4/15/29(2)	130	135
Science Applications International Corp. 144A 4.875%, 4/1/28(2)	205	210
SK Hynix, Inc. 144A 1.500%, 1/19/26(2)	400	391
TD SYNNEX Corp. 144A 2.375%, 8/9/28(2)	350	340
		3,187

Materials—1.9%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(2)	200	204
Chemours Co. (The) 144A 5.750%, 11/15/28(2)	160	167
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(2)	165	175
Glatfelter Corp. 144A 4.750%, 11/15/29(2)	210	217
Glencore Funding LLC 144A 2.850%, 4/27/31(2)	330	326
International Flavors & Fragrances, Inc. 144A 2.300%, 11/1/30(2)	215	211
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(2)	290	302
Suzano Austria GmbH 2.500%, 9/15/28	110	106
Teck Resources Ltd. 6.125%, 10/1/35	215	279
		1,987

	Par Value	Value

Real Estate—2.4%
EPR Properties 4.750%, 12/15/26	$ 275	$ 294
GLP Capital LP
5.750%, 6/1/28	231	267
3.250%, 1/15/32	28	28
Kite Realty Group Trust 4.750%, 9/15/30	285	315
MPT Operating Partnership LP
5.000%, 10/15/27	80	84
4.625%, 8/1/29	45	47
3.500%, 3/15/31	185	187
Office Properties Income Trust 4.500%, 2/1/25	215	227
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(2)	330	328
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	290	282
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	155	163
Service Properties Trust 4.950%, 2/15/27	245	238
		2,460

Utilities—0.7%
Puget Energy, Inc. 2.379%, 6/15/28	169	166
Southern Co. (The) Series 21-A 3.750%, 9/15/51	294	294
Vistra Corp. 144A 8.000%, 10/15/26(2)	205	217
		677

Total Corporate Bonds and Notes (Identified Cost $33,060)		34,151

Leveraged Loans—11.2%
Aerospace—1.3%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(4)	30	30
American Airlines, Inc. Tranche B-1 (3 month LIBOR + 4.750%) 5.500%, 4/20/28(4)	170	176
Brown Group Holding LLC Tranche B (3 month LIBOR + 2.750%) 3.000%, 6/7/28(4)	214	214
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/20/27(4)	210	222
KKR Apple Bidco LLC (1 month LIBOR + 3.000%) 3.500%, 9/22/28(4)	225	224
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(4)	210	221
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 2.354%, 5/30/25(4)	228	224
		1,311

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Chemicals—0.7%
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 2.090%, 4/1/24(4)	$ 282	$ 280
Ineos U.S. Petrochem LLC 2026, Tranche B (1 month LIBOR + 2.750%) 3.250%, 1/29/26(4)	169	169
Starfruit Finco B.V. (1 month LIBOR + 3.000%) 3.102%, 10/1/25(4)	175	174
Trinseo Materials Operating SCA 2021 (1 month LIBOR + 2.500%) 2.590%, 5/3/28(4)	154	153
		776

Consumer Durables—0.2%
Resideo Funding, Inc. Tranche B (1 month LIBOR + 2.250%) 2.750%, 2/11/28(4)	109	109
Restoration Hardware, Inc. Tranche B (3 month LIBOR + 2.500%) 3.000%, 10/20/28(4)	110	109
		218

Consumer Non-Durables—0.2%
Diamond BC B.V. Tranche B (3 month LIBOR + 3.000%) 3.500%, 9/29/28(4)	215	214
Energy—0.4%
Buckeye Partners LP Tranche B, First Lien (1 month LIBOR + 2.250%) 2.354%, 11/1/26(4)	44	44
Citgo Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24(4)	75	75
DT Midstream, Inc. (3 month LIBOR + 2.000%) 2.500%, 6/26/28(4)	60	60
Freeport LNG Investments LLLP Tranche B (3 month LIBOR + 3.500%) 4.000%, 12/21/28(4)	10	10
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 3.750%, 10/5/28(4)	220	218
		407

Financial—0.6%
Asurion LLC Tranche B-9 (1 month LIBOR + 3.250%) 3.354%, 7/31/27(4)	110	109
Avolon TLB Borrower 1 U.S. LLC Tranche B-5 (1 month LIBOR + 2.250%) 2.750%, 12/1/27(4)	109	109
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.104%, 6/15/25(4)	219	218
Citadel Securities LP 2021 (3 month LIBOR + 2.500%) 2.604%, 2/2/28(4)	243	241
		677

	Par Value	Value

Food / Tobacco—0.5%
Aramark Services, Inc. Tranche B-4 (1 month LIBOR + 1.750%) 1.851%, 1/15/27(4)	$ 42	$ 41
CHG PPC Parent LLC (1 month LIBOR + 3.000%) 3.500%, 12/8/28(4)	60	60
Hostess Brands LLC 2019, Tranche B (1 month LIBOR + 2.250%) 3.000%, 8/3/25(4)	223	222
JBS USA Lux S.A. (1 month LIBOR + 2.000%) 2.102%, 5/1/26(4)	223	222
		545

Forest Prod / Containers—0.2%
Berry Global, Inc. Tranche Z (2 month LIBOR + 1.750%) 1.864%, 7/1/26(4)	199	198
Gaming / Leisure—1.0%
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24(4)	25	25
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 2.854%, 12/23/24(4)	223	222
Hilton Grand Vacations Borrower LLC (1 month LIBOR + 3.000%) 3.500%, 8/2/28(4)	155	155
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.852%, 6/22/26(4)	225	223
Pug LLC
Tranche B (1 month LIBOR + 3.500%) 3.604%, 2/12/27(4)	117	115
Tranche B-2 (1 month LIBOR + 4.250%) 4.750%, 2/12/27(4)	16	15
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.854%, 8/14/24(4)	109	109
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27(4)	69	68
UFC Holdings LLC Tranche B-3 (6 month LIBOR + 2.750%) 3.500%, 4/29/26(4)	145	144
		1,076

Health Care—0.5%
Agiliti Health, Inc. (3 month LIBOR + 2.750%) 2.875%, 1/4/26(4)	65	64
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.854%, 11/27/25(4)	23	23
(1 month LIBOR + 3.000%) 3.104%, 6/2/25(4)	12	12
ICU Medical, Inc. Tranche B (3 month SOFR + 2.500%) 0.000%, 12/14/28(4)(7)	25	25
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 1.974%, 6/11/25(4)	118	117
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.852%, 11/16/25(4)	154	154

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Health Care—continued
Medline Borrower LP 2021 (1 month LIBOR + 3.250%) 3.750%, 10/23/28(4)	$ 65	$ 65
Phoenix Newco, Inc. First Lien (3 month LIBOR + 3.500%) 4.500%, 11/15/28(4)	35	35
		495

Housing—0.6%
Chariot Buyer LLC Tranche B (1 month LIBOR + 3.500%) 4.000%, 11/3/28(4)	70	70
CPG International LLC Tranche B (3 month LIBOR + 2.500%) 3.250%, 5/6/24(4)	240	239
Quikrete Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 0.000%, 6/11/28(4)(7)	165	165
Standard Industries, Inc. Tranche B-2 (3 month LIBOR + 2.500%) 3.000%, 9/22/28(4)	176	176
		650

Information Technology—1.1%
Applied Systems, Inc. First Lien (1 month LIBOR + 3.000%) 3.500%, 9/19/24(4)	173	172
BMC Software 2021 (3 month LIBOR + 3.750%) 3.974%, 10/2/25(4)	187	186
CCC Intelligent Solutions, Inc. (3 month LIBOR + 2.500%) 3.000%, 9/21/28(4)	165	165
Sophia LP Tranche B (3 month LIBOR + 3.500%) 3.724%, 10/7/27(4)	183	183
Tenable, Inc. (3 month LIBOR + 2.750%) 3.250%, 7/7/28(4)	225	224
UKG, Inc. 2021-2, First Lien (1 month LIBOR + 3.250%) 3.750%, 5/4/26(4)	244	243
		1,173

Manufacturing—0.7%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27(4)	221	220
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 3.250%, 3/31/27(4)	223	222
NCR Corp. (3 month LIBOR + 2.500%) 2.630%, 8/28/26(4)	110	109
Star U.S. Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27(4)	177	177
		728

Media / Telecom - Broadcasting—0.2%
Nexstar Broadcasting, Inc. Tranche B-4 (3 month LIBOR + 2.500%) 2.599%, 9/18/26(4)	180	180
	Par Value	Value

Media / Telecom - Cable/Wireless Video—0.2%
CSC Holdings LLC 2018 (3 month LIBOR + 2.250%) 2.360%, 1/15/26(4)	$ 146	$ 144
Virgin Media Bristol LLC Tranche Q (1 month LIBOR + 3.250%) 3.360%, 1/31/29(4)	35	35
		179

Media / Telecom - Diversified Media—0.2%
Dotdash Meredith, Inc. Tranche B (3 month Term SOFR + 4.000%) 4.500%, 11/23/28(4)	160	160
Media / Telecom - Telecommunications—0.1%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.354%, 3/15/27(4)	64	63
Cincinnati Bell, Inc. Tranche B-2 (3 month Term SOFR + 3.250%) 3.750%, 11/17/28(4)	20	20
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27(4)	50	50
		133

Media / Telecom - Wireless Communications—0.2%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 1.860%, 4/11/25(4)	223	221
Retail—0.3%
Harbor Freight Tools USA, Inc. 2021 (1 month LIBOR + 2.750%) 3.250%, 10/19/27(4)	223	222
PetsMart LLC Tranche B-9 (3 month LIBOR + 3.750%) 4.500%, 2/11/28(4)	125	125
		347

Service—1.5%
AlixPartners LLP (1 month LIBOR + 2.750%) 3.250%, 2/4/28(4)	268	267
APi Group DE, Inc. 2021 (3 month LIBOR + 2.750%) 0.000%, 12/18/28(4)(7)	25	25
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.352%, 2/6/26(4)	276	274
NAB Holdings LLC Tranche B-2 (3 month LIBOR + 3.000%) 3.500%, 11/23/28(4)	115	114
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 2/1/28(4)	122	122
PODS LLC (1 month LIBOR + 3.000%) 3.750%, 3/31/28(4)	149	148
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 3.354%, 12/31/25(4)	214	212
Trans Union LLC 2021, Tranche B-6 (3 month LIBOR + 2.250%) 0.000%, 12/1/28(4)(7)	135	135

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Service—continued
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 2.354%, 3/31/28(4)	$ 233	$ 232
		1,529

Transportation - Automotive—0.2%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23(4)	171	160
Utility—0.3%
Astoria Energy LLC Tranche B (3 month LIBOR + 3.500%) 4.500%, 12/10/27(4)	153	152
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(4)	209	207
		359

Total Leveraged Loans (Identified Cost $11,743)		11,736

	Shares
Preferred Stocks—0.6%
Financials—0.4%
JPMorgan Chase & Co. Series HH, 4.600%	86(8)	88
MetLife, Inc. Series D, 5.875%	88(8)	99
Truist Financial Corp. Series Q, 5.100%	250(8)	279
		466

Industrials—0.2%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 3.533%(4)	231(8)	229
Total Preferred Stocks (Identified Cost $633)		695

Exchange-Traded Fund—0.3%
VanEck High Yield Muni ETF(9)	4,455	278
Total Exchange-Traded Fund (Identified Cost $279)		278

Total Long-Term Investments—98.1% (Identified Cost $100,694)		102,888

Short-Term Investment—1.7%
Money Market Mutual Fund—1.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(10)	1,835,255	1,835
Total Short-Term Investment (Identified Cost $1,835)		1,835

	Shares	Value

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(10)(11)	278,269	$ 278
Total Securities Lending Collateral (Identified Cost $278)		278

TOTAL INVESTMENTS—100.1% (Identified Cost $102,807)		$105,001
Other assets and liabilities, net—(0.1)%		(129)
NET ASSETS—100.0%		$104,872

Abbreviations:
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30 Day Average
WaMu	Washington Mutual

Footnote Legend:
(1)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities amounted to a value of $50,979 or 48.6% of net assets.
(3)	Amount is less than $500.
(4)	Variable rate security. Rate disclosed is as of December 31, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	No contractual maturity date.
(7)	This loan will settle after December 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(8)	Value shown as par value.
(9)	All or a portion of security is on loan.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	Represents security purchased with cash collateral received for securities on loan.

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
Country Weightings†
United States	92%
Canada	1
Mexico	1
Netherlands	1
Bermuda	1
Cayman Islands	1
Indonesia	1
Other	2
Total	100%
† % of total investments as of December 31, 2021.
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$11,409	$—	$11,298	$111
Corporate Bonds and Notes	34,151	—	34,151	—
Foreign Government Securities	1,516	—	1,516	—
Leveraged Loans	11,736	—	11,736	—
Mortgage-Backed Securities	25,849	—	25,619	230
Municipal Bonds	1,437	—	1,437	—
U.S. Government Securities	15,817	—	15,817	—
Equity Securities:
Preferred Stocks	695	—	695	—
Securities Lending Collateral	278	278	—	—
Exchange-Traded Fund	278	278	—	—
Money Market Mutual Fund	1,835	1,835	—	—
Total Investments	$105,001	$2,391	$102,269	$341
Security held by the Fund with an end of period value of $2 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Securities held by the Fund with an end of period value of $210 was transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2021.
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Funds calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.